Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,000,000
Previously Paid Amount	0
Total Fee Amount	14,085.2
Total Offset Amount	0
Net Fee	$ 14,085.20